SIGNIFICANT ACCOUNTING POLICIES (Schedule of Other Intangible Assets Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2018
Core Technology [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	2.00%
Core Technology [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	8.00%
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	3.00%
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	8.00%
Trademark [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	2.00%
Trademark [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	12.00%
Customer backlog [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	2.00%
Customer backlog [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	3.00%